8. Accrued Compensation (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Total accrued compensation	$ 211,905	$ 1,996,559
Accrued officers compensation - Former CEO [Member]
Total accrued compensation	0	1,053,187
Accrued officers compensation - Employee [Member]
Total accrued compensation	0	411,462
Accrued payroll taxes - delinquent [Member]
Total accrued compensation	211,905	316,044
Accrued payroll taxes on accrued payroll (not yet due) [Member]
Total accrued compensation	$ 0	$ 185,866